UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       1/26/2012
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $ 86,418
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  4,040    77,725     SH       SOLE       NONE     27,000  0      50,725
AMERICAN INTL GROUP INC		COM		 026874784  696	     30,000	SH	 SOLE	    NONE     30,000  0      0
AMERICAN ORIENTAL BIO     	COM              028731107  785      1,399,662  SH       SOLE       NONE     548,189 0 	    851,473
ANNALY CAP MGMT INC       	COM              035710409  5,143    322,260    SH       SOLE       NONE     90,000  0      232,260
AOXING PHARMACEUTICAL CO  	COM              03740A106  119      351,229    SH       SOLE       NONE     88,596  0      262,633
APPLE INC                 	COM              037833100  202      500	SH       SOLE       NONE     -       0      500
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  365      4,790      SH       SOLE       NONE     -       0      4,790
CAPITAL ONE FINL CORP     	COM 		 14040H105  3,866    91,410     SH       SOLE       NONE     32,000  0      59,410
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  1,709    115,955    SH       SOLE       NONE     45,000  0      70,955
CASH STORE FINL SVCS INC  	COM 		 14756F103  3,287    556,250    SH       SOLE       NONE     240,100 0      316,150
CENTRAL SECS CORP         	COM 		 155123102  878      42,918     SH       SOLE       NONE     -       0      42,918
CHIMERA INVT CORP         	COM 		 16934Q109  3,999    1,593,050  SH       SOLE       NONE     350,000 0      1,243,050
COCA COLA CO              	COM 		 191216100  1,093    15,632     SH       SOLE       NONE     -       0      15,632
CORRECTIONS CORP AMER     	COM 		 22025Y407  2,498    122,630    SH       SOLE       NONE     30,000  0      92,630
CUBESMART			COM	 	 229663109  117	     11,000	SH 	 SOLE	    NONE     -	     0	    11,000
DIRECTV COM               	CL A 		 25490A101  2,325    54,365     SH       SOLE       NONE     16,000  0      38,365
EVEREST RE GROUP LTD		COM		 G3223R108  1,009    12,000	SH	 SOLE	    NONE     12,000  0      0
FIRST HORIZON NATL CORP   	COM 		 320517105  826      103,257    SH       SOLE       NONE     -       0      103,147
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  7,056    124,365    SH       SOLE       NONE     52,000  0      72,365
INTERVEST BANCSHARES CORP 	CL A 		 460927106  4,069    1,535,717  SH       SOLE       NONE     492,040 0      1,043,677
JOHNSON & JOHNSON         	COM 		 478160104  245      3,750      SH       SOLE       NONE     -       0      3,750
MEDIFAST INC              	COM 		 58470H101  2,516    183,405    SH       SOLE       NONE     40,000  0      143,405
NVR INC                   	COM 		 62944T105  2,118    3,088      SH       SOLE       NONE     1,000   0      2,088
NATIONAL INTERSTATE CORP  	COM 		 63654U100  7,557    306,338    SH       SOLE       NONE     164,393 0      141,945
OLD REP INTL CORP         	COM 		 680223104  9,962    1,074,690  SH       SOLE       NONE     630,000 0      444,690
POTLATCH CORP             	COM 		 737630103  544      17,500     SH       SOLE       NONE     -       0      17,500
REGIONS FINANCIAL CORP    	COM 		 7591EP100  85       19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,264    17,000     SH       SOLE       NONE     17,000  0      0
RENT A CTR INC            	COM 		 76009N100  7,855    212,290    SH       SOLE       NONE     60,000  0      152,290
STANCORP FINL GROUP INC   	COM		 852891100  551      15,000     SH       SOLE       NONE     15,000  0      0
STARWOOD PPTY TR INC      	COM 		 85571B105  6,090    329,025    SH       SOLE       NONE     90,000  0      239,025
WALGREEN CO               	COM 		 931422109  521      15,750     SH       SOLE       NONE     -       0      15,750
WALTER ENERGY			COM	         93317Q105  2,393    39,515     SH       SOLE       NONE     14,000  0      25,515
WHITE MTNS INS GRP LTD		COM	         G9618E107  635      1,400      SH       SOLE       NONE     1,400   0      0

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